Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	Redeemable Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Deferred Compensation [Member]	Deficit Accumulated During the Development Stage [Member]	Total
Balance at Jul. 09, 2003	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Jul. 09, 2003	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	0	0	0	0	(1,032)	(1,032)
Balance at Dec. 31, 2003	0	0	0	0	(1,032)	(1,032)
Balance (in shares) at Dec. 31, 2003	0	14,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of redeemable convertible preferred stock to redemption value	1,035	0	0	0	(1,035)	(1,035)
Net loss	0	0	0	0	(2,438)	(2,438)
Balance at Dec. 31, 2004	34,723	1	449	(338)	(4,505)	(4,393)
Balance (in shares) at Dec. 31, 2004	20,944,000	61,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of redeemable convertible preferred stock to redemption value	3,164	0	0	0	(3,164)	(3,164)
Net loss	0	0	0	0	(9,627)	(9,627)
Balance at Dec. 31, 2005	43,110	1	1,277	(373)	(17,296)	(16,391)
Balance (in shares) at Dec. 31, 2005	24,191,000	67,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of restricted stock to employees	0	0	0	0	0	0
Issuance of restricted stock to employees (in shares)	0	0
Issuance of common stock upon exercise of options	0	0	9	0	0	9
Issuance of common stock upon exercise of options (in shares)	0	0
Stock-based compensation expense	0	0	400	0	0	400
Accretion of redeemable convertible preferred stock to redemption value	5,640	0	0	0	(5,640)	(5,640)
Net loss	0	0	0	0	(20,873)	(20,873)
Balance at Dec. 31, 2006	98,790	1	632	0	(43,809)	(43,176)
Balance (in shares) at Dec. 31, 2006	51,828,000	66,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Series C Redeemable Convertible Preferred stock, net of expenses	33,219	0	0	0	0	0
Issuance of Series C Redeemable Convertible Preferred stock, net of expenses (in shares)	18,333,000	0
Issuance of common stock upon exercise of options	0	0	60	0	0	60
Issuance of common stock upon exercise of options (in shares)	0	3,000
Repurchased vested restricted stock	0	0	(94)	0	0	(94)
Stock-based compensation expense	0	0	664	0	0	664
Accretion of redeemable convertible preferred stock to redemption value	8,742	0	0	0	(8,742)	(8,742)
Net loss	0	0	0	0	(30,988)	(30,988)
Balance at Dec. 31, 2007	140,751	1	1,262	0	(83,539)	(82,276)
Balance (in shares) at Dec. 31, 2007	70,161,000	68,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Series C Redeemable Convertible Preferred stock, net of expenses	21,352	0	0	0	0	0
Issuance of Series C Redeemable Convertible Preferred stock, net of expenses (in shares)	11,793,000	0
Issuance of common stock upon exercise of options	0	0	28	0	0	28
Issuance of common stock upon exercise of options (in shares)	0	0
Repurchased vested restricted stock	0	0	0	0	0	0
Stock-based compensation expense	0	0	1,317	0	0	1,317
Accretion of redeemable convertible preferred stock to redemption value	11,754	0	0	0	(11,754)	(11,754)
Net loss	0	0	0	0	(42,393)	(42,393)
Balance at Dec. 31, 2008	173,857	1	2,607	0	(137,686)	(135,078)
Balance (in shares) at Dec. 31, 2008	81,954,000	68,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of options	0	0	54	0	0	54
Issuance of common stock upon exercise of options (in shares)	0	2,000
Stock-based compensation expense	0	0	855	0	0	855
Accretion of redeemable convertible preferred stock to redemption value	14,059	0	0	0	(14,059)	(14,059)
Net loss	0	0	0	0	(29,845)	(29,845)
Balance at Dec. 31, 2009	187,916	1	3,516	0	(181,590)	(178,073)
Balance (in shares) at Dec. 31, 2009	81,954,000	70,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of options	0	0	14	0	0	14
Issuance of common stock upon exercise of options (in shares)	0	3,000
Stock-based compensation expense	0	0	953	0	0	953
Accretion of redeemable convertible preferred stock to redemption value	3,993	0	0	0	(3,993)	(3,993)
Conversion of preferred stock to common stock	(191,909)	0	191,909	0	0	191,909
Conversion of preferred stock to common stock (in shares)	(81,954,000)	566,000
Conversion of preferred stock warrants to common stock warrants	0	0	123	0	0	123
Proceeds from initial public offering, net of expenses	0	0	25,727	0	0	25,727
Proceeds from initial public offering, net of expenses (in shares)	0	600,000
Net loss	0	0	0	0	(25,600)	(25,600)
Balance at Dec. 31, 2010	0	1	222,242	0	(211,183)	11,060
Balance (in shares) at Dec. 31, 2010	0	1,239,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Proceeds from equity financing, net of expenses	0	1	28,940	0	0	28,941
Proceeds from equity financing, net of expenses (in shares)	0	1,108,000
Issuance of warrants to purchase common stock issued in connection with equity financing	0	0	(16,947)	0	0	(16,947)
Issuance of restricted stock to employees		0	0	0	0	0
Issuance of restricted stock to employees (in shares)		31,000
Issuance of common stock upon exercise of options	0	0	83	0	0	83
Issuance of common stock upon exercise of options (in shares)	0	18,000
Cancellation of restricted stock to employees	0	0	0	0	0	0
Cancellation of restricted stock to employees (in shares)	0	(15,000)
Issuance of warrants to purchase common stock in connection with debt financing	0	0	105	0	0	105
Stock-based compensation expense	0	0	834	0	0	834
Conversion of preferred stock to common stock						0
Conversion of preferred stock warrants to common stock warrants						0
Net loss	0	0	0	0	(19,061)	(19,061)
Balance at Dec. 31, 2011	0	2	235,257	0	(230,244)	5,015
Balance (in shares) at Dec. 31, 2011	0	2,381,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of restricted stock to employees		0	0	0	0	0
Issuance of restricted stock to employees (in shares)		68,000
Issuance of common stock upon exercise of options	0	0	10	0	0	10
Issuance of common stock upon exercise of options (in shares)	0	3,000
Cancellation of restricted stock to employees	0	0	(5)	0	0	(5)
Cancellation of restricted stock to employees (in shares)	0	(3,000)
Stock-based compensation expense	0	0	566	0	0	566
Conversion of preferred stock to common stock						0
Conversion of preferred stock warrants to common stock warrants						0
Net loss	0	0	0	0	(16,929)	(16,929)
Balance at Dec. 31, 2012	0	2	235,828	0	(247,173)	(11,343)
Balance (in shares) at Dec. 31, 2012	0	2,449,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for payment of interest		1	559	0	0	560
Issuance of common stock for payment of interest (in shares)		483,000
Cancellation of restricted stock to employees		0	(7)	0	0	(7)
Cancellation of restricted stock to employees (in shares)		(6,000)
Issuance of common stock upon exercise of warrants		0	202	0	0	202
Issuance of common stock upon exercise of warrants (in shares)		170,000
Stock-based compensation expense			142	0	0	142
Accretion of redeemable convertible preferred stock to redemption value						(48,400)
Conversion of preferred stock to common stock						0
Conversion of preferred stock warrants to common stock warrants						15
Net loss			0	0	(5,774)	(5,774)
Balance at Mar. 31, 2013		$ 3	$ 236,724	$ 0	$ (252,947)	$ (16,220)
Balance (in shares) at Mar. 31, 2013		3,096,000